Payables and Other Non-current Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings	€ 662	€ 569
Non-current government grants	97	72
Licenses
Trade And Other Payables [Line Items]
Payment on borrowings	44	329
Telefónica México | Spectrum | Licenses
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings	530	526
Payment on borrowings	102
Telefónica Brazil | Spectrum | Licenses
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings	€ 28	€ 29